Consolidated Statement of Financial Position - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets
Goodwill		$ 890	$ 907
Deferred acquisition costs and other intangible assets		7,155	6,858
Property, plant and equipment		419	478
Reinsurers' share of insurance contract liabilities		2,807	9,753
Deferred tax assets		310	266
Current tax recoverable		18	20
Accrued investment income		1,135	1,171
Other debtors		1,694	1,779
Investment properties		37	38
Investments in joint ventures and associates accounted for using the equity method		1,915	2,183
Loans		2,536	2,562
Equity securities and holdings in collective investment schemes	[1]	57,679	61,601
Debt securities	[1]	76,989	99,094
Derivative assets		569	481
Deposits		6,275	4,741
Cash and cash equivalents		5,514	7,170
Total assets		165,942	199,102
Equity
Shareholders' equity		16,960	17,088
Non-controlling interests		167	176
Total equity		17,127	17,264
Liabilities
Insurance contract liabilities		121,213	150,755
Investment contract liabilities with discretionary participation features		309	346
Investment contract liabilities without discretionary participation features		741	814
Unallocated surplus of with-profits funds		3,495	5,384
Core structural borrowings of shareholder-financed businesses		4,261	6,127
Operational borrowings		815	861
Obligations under funding, securities lending and sale and repurchase agreements		582	223
Net asset value attributable to unit holders of consolidated investment funds		4,193	5,664
Deferred tax liabilities		2,872	2,862
Current tax liabilities		208	185
Accruals, deferred income and other creditors		8,777	7,983
Provisions		348	372
Derivative liabilities		1,001	262
Total liabilities		148,815	181,838
Total equity and liabilities		$ 165,942	$ 199,102

[1]	Included within equity securities and holdings in collective investment schemes and debt securities as at 31 December 2022 are $1,571 million of lent securities and assets subject to repurchase agreements (31 December 2021: $854 million).